Financing Receivables - Concentrations by State (Details) - Sunlight $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) state	Dec. 31, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 46,578	$ 41,752
Financing Receivable | Geographic Concentration Risk
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	100.00%	100.00%
Financing Receivable | Geographic Concentration Risk | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	18.80%	18.90%
Financing Receivable | Geographic Concentration Risk | California
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	17.60%	17.50%
Financing Receivable | Geographic Concentration Risk | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	8.70%	8.70%
Financing Receivable | Geographic Concentration Risk | New York
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	6.50%	6.30%
Financing Receivable | Geographic Concentration Risk | New Jersey
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	6.10%	5.90%
Financing Receivable | Geographic Concentration Risk | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	4.60%	4.90%
Financing Receivable | Geographic Concentration Risk | Pennsylvania
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	4.20%	4.30%
Financing Receivable | Geographic Concentration Risk | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	3.80%	3.50%
Financing Receivable | Geographic Concentration Risk | Missouri
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	3.70%	3.60%
Financing Receivable | Geographic Concentration Risk | South Carolina
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	3.60%	3.70%
Financing Receivable | Geographic Concentration Risk | Other State
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	22.40%	22.70%
Loans and Loan Participation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 5,599	$ 6,351
Loans and Loan Participation | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	1,055	1,203
Loans and Loan Participation | California
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	985	1,111
Loans and Loan Participation | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	489	555
Loans and Loan Participation | New York
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	365	403
Loans and Loan Participation | New Jersey
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	339	376
Loans and Loan Participation | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	259	312
Loans and Loan Participation | Pennsylvania
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	236	274
Loans and Loan Participation | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	212	223
Loans and Loan Participation | Missouri
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	207	228
Loans and Loan Participation | South Carolina
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	203	234
Loans and Loan Participation | Other State
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 1,249	$ 1,432
Loans and Loan Participation | Financing Receivable | Geographic Concentration Risk
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of states listed individually disclosed | state	31
Number of states not individually disclosed | state	31
Threshold percentage for disclosing individually	2.60%	2.70%